Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	63,080	48,970
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,459	1,406
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	428	393
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	61
US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	8	6
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	61,852	47,165
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	534	497
Acquisition costs - cash	78	37
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	612	534
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	278	268
Acquisition costs - cash	10	10
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	288	278
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	214	206
Acquisition costs - cash	8	8
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	222	214
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	40
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	40
Exploration and Evaluation Assets Arising From Acquisition [Member] | US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	6	3
Acquisition costs - cash	2	3
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	8	6
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36	20
Acquisition costs - cash	18	16
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	54	36
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	49,960	37,845
Administration	482	403
Corporate social responsibility	59	33
Environment, health & safety	137	92
Property maintenance	20	7
Drilling	3,922	2,969
Camp operations	2,942	2,305
Helicopter charter aircraft	4,168	2,993
Geology	694	608
Geophysics	762	950
Infrastructure	31	183
Technical studies	19	48
Increase in exploration and evaluation assets	13,236	10,591
Balance at the end of the year	63,196	48,436
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,138	1,085
Administration	2
Corporate social responsibility	1
Environment, health & safety
Property maintenance	1
Drilling	5
Camp operations
Helicopter charter aircraft
Geology	24	40
Geophysics		1
Infrastructure
Technical studies		2
Increase in exploration and evaluation assets	33	43
Balance at the end of the year	1,171	1,128
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	187	173
Administration	2
Corporate social responsibility	1
Environment, health & safety
Property maintenance	1
Drilling
Camp operations
Helicopter charter aircraft
Geology	15	6
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets	19	6
Balance at the end of the year	206	179
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration	2
Corporate social responsibility
Environment, health & safety
Property maintenance	1
Drilling
Camp operations
Helicopter charter aircraft
Geology	17
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	21
Balance at the end of the year	21
Exploration and Evaluation Assets Arising From Exploration [Member] | US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	8
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	48,635	36,587
Administration	476	403
Corporate social responsibility	57	33
Environment, health & safety	137	92
Property maintenance	17	7
Drilling	3,917	2,969
Camp operations	2,942	2,305
Helicopter charter aircraft	4,168	2,993
Geology	638	562
Geophysics	761	949
Infrastructure	31	183
Technical studies	19	46
Increase in exploration and evaluation assets	13,163	10,542
Balance at the end of the year	$ 61,798	$ 47,129